Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	£ 2,128	£ 2,365
Property, plant and equipment	521	866
Deferred tax asset	143	103
Total non-current assets	2,792	3,334
Current assets
Prepayments, accrued income and other receivables	2,671	3,957
Current income tax receivable	5,123	6,367
Other assets		2,684
Cash and cash equivalents	17,225	41,912
Total current assets	25,019	54,920
Total assets	27,811	58,254
Capital and reserves
Share capital and share premium	143,420	143,203
Other reserves	79,173	75,872
Accumulated deficit	(207,706)	(180,573)
Total equity attributable to equity holders of the Company	14,887	38,502
Non-current liabilities
Provisions	58	46
Lease liabilities	190	396
Total non-current liabilities	248	442
Current liabilities
Trade payables	3,375	4,803
Payroll taxes and social security	155	162
Accrued expenditure	8,940	10,002
Lease liabilities	206	243
Provisions		4,100
Total current liabilities	12,676	19,310
Total liabilities	12,924	19,752
Total equity and liabilities	£ 27,811	£ 58,254